CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance	$ 250,343	$ 235,629
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	134,862,283	134,862,283
Common stock, shares outstanding	93,641,363	96,001,535
Treasury stock, shares	41,220,920	38,860,748